Composition of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Class of Stock [Line Items]
Aggregate amount	¥ 951,442		¥ 951,442		¥ 951,442
Number of shares Authorized	4,369,512,000		4,369,512,000		4,369,512,000
Number of shares Issued	951,442,000		951,442,000		951,442,000
Number of shares In treasury	5,656,647		9,397,093
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	497,866,000		415,471,000		2,801,000
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	497,866,000	[1]	415,471,000	[1]	2,801,000	[1]
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	914,752	[1]	914,752	[1]	914,752	[1]
Number of shares Authorized	1,369,512,000	[1]	1,369,512,000	[1]	1,369,512,000	[1]
Number of shares Issued	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Liquidation value per share	¥ 1,000	[1]	¥ 1,000	[1]	¥ 1,000	[1]
Convertible or not	Yes	[1]	Yes	[1]	Yes	[1]
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Convertible or not	-		-		-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount	¥ 36,690		¥ 36,690		¥ 36,690
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Number of shares Issued	36,690,000		36,690,000		36,690,000
Liquidation value per share	¥ 1,000		¥ 1,000		¥ 1,000
Convertible or not	No		No		No

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.